Critical accounting estimates and judgments - Allocated Goodwill to CGUs in Brazil (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020
Disclosure of information for cash-generating units [line items]
Total assets allocated to CGUs tested	$ 2,582,401		$ 2,482,236
Sugar, Ethanol and Energy | AVI
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		$ 2,919		$ 2,815
Sugar, Ethanol and Energy | UMA
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		1,095		1,056
Brazil | Cash-generating units
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		4,014		3,871
Closing net book value of PPE items allocated to CGUs tested		469,434		494,077
Total assets allocated to CGUs tested	$ 468,000	$ 473,448		$ 497,948